DUE TO BANKS AND CORRESPONDENTS, Due to banks and correspondents maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 10,721,829	S/ 12,076,567
Lines of credit granted by various local and foreign financial institutions	10,371,800	11,752,200
Up to 3 months [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	2,137,820	3,513,860
From 3 Months to 1 Year [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	3,320,059	3,514,114
From 1 to 3 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,662,047	1,568,163
From 3 to 5 years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	824,015	795,765
More than 5 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 2,777,888	S/ 2,684,665